Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for non-PEO NEOs(3) ($)	Average Compensation Actually Paid to non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (thousands) (7) ($)	Revenue (thousands) (8) ($)
					Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return(6) ($)
2022	1,025,317	1,025,317	1,515,992	563,715	254	192	(68,119)	471,883
2021	1,461,382	1,461,382	6,790,593	5,879,551	292	299	1,028	359,370
2020	742,230	1,387,017	1,901,060	3,348,458	434	217	158,403	310,056

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]	Reflects the total compensation amounts reported in the Summary Compensation Table ("SCT") for Mr. Randall, our Principal Executive Officer ("PEO"), for each of the applicable fiscal years.
PEO Total Compensation Amount	$ 1,025,317	$ 1,461,382	$ 742,230
PEO Actually Paid Compensation Amount	$ 1,025,317	1,461,382	1,387,017
Adjustment To PEO Compensation, Footnote [Text Block]	Reflects the compensation actually paid amounts for the PEO included in the preceding column for the applicable fiscal year. In calculating the amounts set forth in this column, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718.
For each applicable fiscal year, the compensation actually paid to the PEO reflects each of the following adjustments made to the total compensation amounts reported in the SCT for the applicable fiscal year, computed in accordance with Item 402(v) of Regulation S-K

Year	2022	2021	2020
SCT Total Compensation ($)	1,025,317	1,461,382	742,230
Less: Stock and Option Award Grant Date Fair Values Reported in SCT for the Covered Year ($)	—	—	—
Plus: Year-End Fair Value of Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested ($)	—	—	—
Change in Fair Value of Stock and Option Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End) ($)	—	—	—
Plus: Vesting Date Fair Value of Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year ($)	—	—	—
Change in Fair Value of Stock and Option Awards Granted in Prior Years that Vested in the Covered Year (From Prior Year-End to Year-End) ($)	—	—	795,930
Less: Prior Year-End Fair Value of Stock and Option Awards Granted in Prior Years that Failed to Vest during the Covered Year ($)	—	—	(151,143)
Plus: Dollar Value of Dividends or other Earnings Paid on Stock and Option Awards in the Covered Year prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for the Covered Year) ($)	—	—	—
Compensation Actually Paid ($)	1,025,317	1,461,382	1,387,017
Valuation methodology. Stock option fair values were calculated based on the Black-Scholes option pricing model. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (e.g., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted stock unit grant date fair values were calculated using the stock price as of the date of grant assuming target performance. Adjustments have been made using the stock price and projected performance as of year-end and as of the date of vest. Time-based restricted stock unit grant date fair values were calculated using the stock price as of the date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest.

Non-PEO NEO Average Total Compensation Amount	$ 1,515,992	6,790,593	1,901,060
Non-PEO NEO Average Compensation Actually Paid Amount	$ 563,715	5,879,551	3,348,458
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Reflects the average compensation actually paid amounts for the non-PEO NEOs included in the preceding column for the applicable fiscal year. In calculating the amounts set forth in this column, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718.
For each applicable fiscal year, the average compensation actually paid to the non-PEO NEOs reflects each of the following adjustments made to the total compensation amounts reported in the SCT for the applicable fiscal year, computed in accordance with Item 402(v) of Regulation S-K:

Year	2022 Average	2021 Average	2020 Average
SCT Total Compensation ($)	1,515,992	6,790,593	1,901,060
Less: Stock and Option Award Grant Date Fair Values Reported in SCT for the Covered Year ($)	—	(5,675,366)	(1,300,000)
Plus: Year-End Fair Value of Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested ($)	—	5,309,193	2,196,118
Change in Fair Value of Stock and Option Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End) ($)	(685,507)	(430,333)	135,678
Plus: Vesting Date Fair Value of Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year ($)	—	—	—
Change in Fair Value of Stock and Option Awards Granted in Prior Years that Vested in the Covered Year (From Prior Year-End to Year-End) ($)	(108,666)	(114,536)	465,983
Less: Prior Year-End Fair Value of Stock and Option Awards Granted in Prior Years that Failed to Vest during the Covered Year ($)	(158,104)	—	(50,381)
Plus: Dollar Value of Dividends or other Earnings Paid on Stock and Option Awards in the Covered Year prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for the Covered Year) ($)	—	—	—
Compensation Actually Paid ($)	563,715	5,879,551	3,348,458
	Valuation methodology. Stock option fair values were calculated based on the Black-Scholes option pricing model. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (e.g., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted stock unit grant date fair values were calculated using the stock price as of the date of grant assuming target performance. Adjustments have been made using the stock price and projected performance as of year-end and as of the date of vest. Time-based restricted stock unit grant date fair values were calculated using the stock price as of the date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]	* Reflects the Pay Versus Performance Graphs modified by (i) adding an additional $2,860,160 to Mr. Randall's compensation in each of 2022, 2021, and 2020, which reflects $14,300,800 (the pro-rata portion of the 2018 Long-Term Award paid to Mr. Randall in connection with his separation from the Company) divided by 5 (the number of years the 2018 Long-Term Award was outstanding), (ii) subtracting the December 2021 equity grants from fiscal year 2021, and (iii) adding the December 2021 equity grants to fiscal year 2022.
Tabular List [Table Text Block]

Most Important Performance Measures
Revenue (Financial Measure)
Non-GAAP Operating Margin(1) (Financial Measure)
Net New Residential Units (Non-financial Measure)

Total Shareholder Return Amount	$ 254	292	434
Peer Group Total Shareholder Return Amount	192	299	217
Net Income (Loss)	$ (68,119,000)	$ 1,028,000	$ 158,403,000
Company Selected Measure Amount	471,883,000	359,370,000	310,056,000
PEO Name	Mr. Randall
Additional 402(v) Disclosure [Text Block]	Reflects the average total compensation amounts reported in the SCT for the following non-PEO NEOs for the applicable fiscal year:
▪In 2022, Ms. Goon, Mr. Mazza, Mr. Trigg, and Mr. Walker.
▪In 2021, Ms. Goon, Mr. Mazza, Mr. Trigg, Mr. Walker, and Ida Kane (our former Chief Financial Officer, who resigned effective June 4, 2021).
▪In 2020, Ms. Kane, Mr. Trigg, and Mr. Walker.
	Reflects the cumulative total shareholder return ("TSR") of the Company for each applicable fiscal year, calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K.Reflects the cumulative TSR of the Company’s peer group (“Peer Group TSR”) for each applicable fiscal year, calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in the 2022 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K: NASDAQ Computer Index. Reflects "Net Income" in the Company's Consolidated Income Statements included in the Annual Reports on Form 10-K for each applicable fiscal year.We have selected “Revenue” as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our NEOs to company performance for fiscal year 2022. “Revenue” is further described in the Company's Consolidated Statement of Operations, which is included in the 2022 Annual Report on Form 10-K. (1) Non-GAAP operating margin is defined as GAAP operating margin less non-cash transactions and less one-time or non-recurring transactions.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue (Financial Measure)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Margin(1) (Financial Measure)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net New Residential Units (Non-financial Measure)
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Equity Awards Granted During the Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	795,930
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(151,143)
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(5,675,366)	(1,300,000)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	5,309,193	2,196,118
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(685,507)	(430,333)	135,678
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(108,666)	(114,536)	465,983
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(158,104)	0	(50,381)
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0